Commitment and Contingencies (Tables)	3 Months Ended
Apr. 02, 2023
Commitments and Contingencies Disclosure [Abstract]
Product Liability Contingencies	A summary of the talc liabilities from 2020 to 2021 is included below:

(Dollars in Millions)	2021	2020
Beginning Balance	$4,043	$462
Accruals	154	4,029
Payments	(3,181)	(448)
Transfer of liability to Parent	(1,016)	—
Ending Balance	$—	$4,043